Net Debt (Tables)	6 Months Ended
Jun. 30, 2021
Net Debt
Schedule of Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2021	flow	& other	movements	2021
	$m	$m	$m	$m	$m
Non-current instalments of loans	(17,505)	(7,944)	1,257	83	(24,109)
Non-current instalments of leases	(489)	-	(9)	6	(492)
Total long-term debt	(17,994)	(7,944)	1,248	89	(24,601)
Current instalments of loans	(1,536)	611	(1,248)	37	(2,136)
Current instalments of leases	(192)	117	(127)	4	(198)
Bank collateral	(288)	120	-	-	(168)
Other short-term borrowings excluding overdrafts	(84)	62	-	-	(22)
Overdraft	(286)	(91)	-	7	(370)
Total current debt	(2,386)	819	(1,375)	48	(2,894)
Gross borrowings	(20,380)	(7,125)	(127)	137	(27,495)
Net derivative financial instruments	278	(15)	(118)	-	145
Net borrowings	(20,102)	(7,140)	(245)	137	(27,350)
Cash and cash equivalents	7,832	7,794	-	(59)	15,567
Other investments - current	160	(98)	-	-	62
Cash and investments	7,992	7,696	-	(59)	15,629
Net Debt	(12,110)	556	(245)	78	(11,721)